Schedule of Investments
(unaudited)
July 31, 2023
BlackRock Global Impact Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 1.7%
APM Human Services International Ltd. 108,916 $ 146,068
Brazil — 3.6%
Atacadao SA ................. 31,305 89,438
MercadoLibre, Inc.
(a)
............ 108 133,709
Sendas Distribuidora SA ......... 32,051 92,044
315,191
Canada — 1.8%
North West Co., Inc. (The) ........ 6,480 157,743
Denmark — 4.4%
Orsted A/S
(b)(c)
................ 3,183 276,983
Vestas Wind Systems A/S
(a)
....... 3,993 106,799
383,782
Germany — 3.8%
Carl Zeiss Meditec AG .......... 947 109,739
Infineon Technologies AG ........ 2,914 128,028
LEG Immobilien SE
(a)
........... 1,432 101,246
339,013
India — 0.8%
Bandhan Bank Ltd.
(a)(b)(c)
......... 26,011 70,715
Indonesia — 5.3%
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 829,400 310,531
Dayamitra Telekomunikasi PT ..... 3,541,100 153,843
464,374
Japan — 4.5%
Daikin Industries Ltd. ........... 700 141,539
Katitas Co. Ltd. ............... 4,800 88,289
Nidec Corp. ................. 1,500 89,588
Recruit Holdings Co. Ltd. ........ 2,100 72,735
392,151
Kazakhstan — 0.8%
Kaspi.KZ JSC, GDR
(c)
........... 737 67,557
Netherlands — 1.4%
ASML Holding NV ............. 178 127,496
South Korea — 1.8%
Samsung SDI Co. Ltd. .......... 300 156,601
Spain — 2.1%
EDP Renovaveis SA ............ 9,656 184,438
Switzerland — 2.8%
DSM-Firmenich AG ............ 1,012 111,826
Landis+Gyr Group AG .......... 1,582 137,364
249,190
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 5,000 90,288
United Kingdom — 7.1%
Halma plc ................... 7,364 211,479
Pearson plc ................. 10,352 114,509
RELX plc ................... 5,263 177,135
Wise plc, Class A
(a)
............. 12,482 124,494
627,617
United States — 54.3%
Agilent Technologies, Inc. ........ 344 41,889
Aptiv plc
(a)
................... 707 77,409
Security
Shares
Shares Value
United States (continued)
Autodesk, Inc.
(a)
............... 627 $ 132,918
AZEK Co., Inc. (The), Class A
(a)
.... 4,822 150,446
Ball Corp. ................... 1,865 109,457
Block, Inc., Class A
(a)
........... 1,537 123,775
Boston Scientific Corp.
(a)
......... 4,194 217,459
Brookfield Renewable Corp., Class A 6,028 187,882
Cable One, Inc. ............... 34 24,614
Clean Harbors, Inc.
(a)
........... 372 61,849
Crown Holdings, Inc. ........... 1,653 153,332
Danaher Corp. ............... 507 129,315
Duolingo, Inc., Class A
(a)
......... 307 47,643
Encompass Health Corp. ........ 2,286 150,945
Enphase Energy, Inc.
(a)
.......... 100 15,183
Etsy, Inc.
(a)
.................. 435 44,218
Exact Sciences Corp.
(a)
.......... 805 78,520
Grand Canyon Education, Inc.
(a)
.... 1,073 116,474
Grocery Outlet Holding Corp.
(a)
..... 2,930 98,009
Hologic, Inc.
(a)
................ 1,191 94,589
ICF International, Inc.
(d)
.......... 1,782 209,545
Inspire Medical Systems, Inc.
(a)
.... 438 126,061
Instructure Holdings, Inc.
(a)
....... 4,143 112,565
Jack Henry & Associates, Inc. ..... 526 88,142
NextEra Energy, Inc. ........... 2,085 152,830
Pacific Biosciences of California, Inc.
(a)
5,340 70,541
Palo Alto Networks, Inc.
(a)
........ 259 64,740
Phreesia, Inc.
(a)
............... 1,893 60,046
Quanta Services, Inc. ........... 645 130,045
Royalty Pharma plc, Class A ...... 9,850 309,093
Schneider Electric SE ........... 1,616 288,249
STERIS plc .................. 756 170,516
Stride, Inc.
(a)(d)
................ 4,223 161,361
Tesla, Inc.
(a)
.................. 254 67,927
Thermo Fisher Scientific, Inc. ...... 78 42,795
Trane Technologies plc .......... 606 120,861
Trimble, Inc.
(a)
................ 1,322 71,124
Veeva Systems, Inc., Class A
(a)
.... 922 188,291
Zoetis, Inc., Class A ............ 1,030 193,733
Zurn Elkay Water Solutions Corp. ... 3,084 93,877
4,778,268
Total Long-Term Investments — 97.2%
(Cost: $7,992,243) .............................. 8,550,492
Short-Term Securities
Money Market Funds — 3.7%
(e)(f)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.16% ...... 300,519 300,519
SL Liquidity Series, LLC, Money Market
Series, 5.42%
(g)
............. 21,438 21,441
Total Short-Term Securities — 3.7%
(Cost: $321,959) ................................ 321,960
Total Investments — 100.9%
(Cost: $8,314,202) .............................. 8,872,452
Liabilities in Excess of Other Assets — (0.9)% ............ (77,838)
Net Assets — 100.0% .............................. $ 8,794,614

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Global Impact Fund
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 337,374 $ — $ (36,855)
(a)
$ — $ — $ 300,519 300,519 $ 3,507 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 209,097 — (187,688)
(a)
51 (19) 21,441 21,438 40
(b)
—
$ 51 $ (19) $ 321,960 $ 3,547 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock Global Impact Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 146,068 $ — $ 146,068
Brazil ............................................... 315,191 — — 315,191
Canada ............................................. 157,743 — — 157,743
Denmark ............................................. — 383,782 — 383,782
Germany ............................................ — 339,013 — 339,013
India ............................................... — 70,715 — 70,715
Indonesia ............................................ — 464,374 — 464,374
Japan ............................................... — 392,151 — 392,151
Kazakhstan ........................................... — 67,557 — 67,557
Netherlands ........................................... — 127,496 — 127,496
South Korea .......................................... — 156,601 — 156,601
Spain ............................................... — 184,438 — 184,438
Switzerland ........................................... 111,826 137,364 — 249,190
Taiwan .............................................. — 90,288 — 90,288
United Kingdom ........................................ — 627,617 — 627,617
United States .......................................... 4,490,019 288,249 — 4,778,268
Short-Term Securities
Money Market Funds ...................................... 300,519 — — 300,519
$ 5,375,298 $ 3,475,713 $ — $ 8,851,011
Investments Valued at NAV
(a)
...................................... 21,441
$ —
$ 8,872,452
$ —
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
GDR Global Depositary Receipts